CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - PEN (S/) S/ in Thousands	Total	Capital stock	Treasury Stock	Capital surplus	Reserves	Put options	Available-for-sale investment reserve	Investments in debt instruments [1]	Investments in equity instruments [1]	Cash flow hedge reserve	Foreign currency translation reserve	Retained earnings	Equity attributable to owners of parent, Total	Non-controlling interest
Balances at Dec. 31, 2015	S/ 16,727,570	S/ 1,318,993	S/ (208,978)	S/ 284,171	S/ 11,222,031	S/ (340,353)	S/ 652,904	S/ 0	S/ 0	S/ 45,050	S/ 64,741	S/ 3,089,457	S/ 16,128,016	S/ 599,554
Changes in equity
Net profit for the year	3,609,980	0	0	0	0	0	0	0	0	0	0	3,514,582	3,514,582	95,398
Other comprehensive income, Note 17(d)	449,297	0	0	0	0	0	493,884	0	0	(20,400)	(26,448)	0	447,036	2,261
Total comprehensive income	4,059,277	0	0	0	0	0	493,884	0	0	(20,400)	(26,448)	3,514,582	3,961,618	97,659
Transfer of retained earnings to reserves, Note 17(c)	0	0	0	0	2,316,370	0	0	0	0	0	0	(2,316,370)	0	0
Dividend distribution, Note 17(e)	(653,326)	0	0	0	0	0	0	0	0	0	0	(653,326)	(653,326)	0
Dividends of subsidiaries	(34,514)	0	0	0	0	0	0	0	0	0	0	0	0	(34,514)
Purchase of treasury stock, Note 17(b)	(66,528)	0	(2,604)	(63,924)	0	0	0	0	0	0	0	0	(66,528)	0
Share-based payment transactions	63,579	0	2,260	60,629	690	0	0	0	0	0	0	0	63,579	0
Acquisition of non-controlling interest, Note 2(b)	0	0	0	0	0	340,353	0	0	0	0	0	(123,980)	216,373	(216,373)
Others	20,453	0	0	0	0	0	0	0	0	0	0	6,403	6,403	14,050
Balances at Dec. 31, 2016	20,116,511	1,318,993	(209,322)	280,876	13,539,091	0	1,146,788	0	0	24,650	38,293	3,516,766	19,656,135	460,376
Changes in equity
Net profit for the year	4,181,648	0	0	0	0	0	0	0	0	0	0	4,091,753	4,091,753	89,895
Other comprehensive income, Note 17(d)	248,871	0	0	0	0	0	357,628	0	0	(57,431)	(54,334)	0	245,863	3,008
Total comprehensive income	4,430,519	0	0	0	0	0	357,628	0	0	(57,431)	(54,334)	4,091,753	4,337,616	92,903
Transfer of retained earnings to reserves, Note 17(c)	0	0	0	0	2,354,954	0	0	0	0	0	0	(2,354,954)	0	0
Dividend distribution, Note 17(e)	(979,989)	0	0	0	0	0	0	0	0	0	0	(979,989)	(979,989)	0
Dividends of subsidiaries	(50,234)	0	0	0	0	0	0	0	0	0	0	0	0	(50,234)
Additional dividends, Note 17(e)	(1,252,255)	0	0	0	(1,252,255)	0	0	0	0	0	0	0	(1,252,255)	0
Purchase of treasury stock, Note 17(b)	(71,008)	0	(2,141)	(68,867)	0	0	0	0	0	0	0	0	(71,008)	0
Share-based payment transactions	68,384	0	2,526	59,939	5,919	0	0	0	0	0	0	0	68,384	0
Others	(8,225)	0	0	0	0	0	0	0	0	0	0	(2,316)	(2,316)	(5,909)
Balances at Dec. 31, 2017	22,253,703	1,318,993	(208,937)	271,948	14,647,709	0	1,504,416	0	0	(32,781)	(16,041)	4,271,260	21,756,567	497,136
Change in accounting policy, Note 3(a)(i) at Dec. 31, 2017	(191,640)	0	0	0	0	0	(1,504,416)	853,747	431,711	0	0	27,318	(191,640)	0
Balances (Restated) at Jan. 01, 2018	22,062,063	1,318,993	(208,937)	271,948	14,647,709	0	0	853,747	431,711	(32,781)	(16,041)	4,298,578	21,564,927	497,136
Changes in equity
Net profit for the year	4,071,305	0	0	0	0	0	0	0	0	0	0	3,983,865	3,983,865	87,440
Other comprehensive income, Note 17(d)	(533,917)	0	0	0	0	0	0	(624,277)	20,840	29,620	45,634	0	(528,183)	(5,734)
Total comprehensive income	3,537,388	0	0	0	0	0	0	(624,277)	20,840	29,620	45,634	3,983,865	3,455,682	81,706
Transfer of retained earnings to reserves, Note 17(c)	0	0	0	0	2,933,617	0	0	0	0	0	0	(2,933,617)	0	0
Dividend distribution, Note 17(e)	(1,130,427)	0	0	0	0	0	0	0	0	0	0	(1,130,427)	(1,130,427)	0
Dividends of subsidiaries	(45,134)	0	0	0	0	0	0	0	0	0	0	0	0	(45,134)
Purchase of treasury stock, Note 17(b)	(95,413)	0	(1,869)	(93,544)	0	0	0	0	0	0	0	0	(95,413)	0
Share-based payment transactions	87,832	0	2,812	67,790	17,230	0	0	0	0	0	0	0	87,832	0
Acquisition of non-controlling interest, Note 2(b)	(174,472)	0	0	0	0	0	0	0	0	0	0	(70,046)	(70,046)	(104,426)
Others	24,239	0	0	0	0	0	0	0	0	0	0	26,688	26,688	(2,449)
Balances at Dec. 31, 2018	S/ 24,266,076	S/ 1,318,993	S/ (207,994)	S/ 246,194	S/ 17,598,556	S/ 0	S/ 0	S/ 229,470	S/ 452,551	S/ (3,161)	S/ 29,593	S/ 4,175,041	S/ 23,839,243	S/ 426,833

[1]	These are classified as investments at fair value through other comprehensive income.